Consolidated Statements of changes in Stockholders' Equity (Deficit) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Redeemable Convertible Preferred Stock [Member]
Balance at Dec. 31, 2013	$ 14,637,423	$ 87,329	$ 0	$ (5,933,870)	$ (5,846,541)	$ 20,483,964	$ 103,236,399
Balance (in shares) at Dec. 31, 2013		87,329					89,113.888
Accrued convertible redeemable preferred stock dividends	(6,303,748)	0	0	(6,303,748)	(6,303,748)	0	0
Shareholder loan modification	(16,433,109)					(16,433,109)
Net income (loss)	4,579,040	0	0	4,913,603	4,913,603	(334,563)	0
Balance at Sep. 30, 2014	$ (3,520,394)	$ 87,329	$ 0	$ (7,324,015)	$ (7,236,686)	$ 3,716,292	$ 103,236,399
Balance (in shares) at Sep. 30, 2014		87,329.000					89,113.888